Total Operating Expenses - Breakdown of Other Research and Development Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Expenses [abstract]
Discovery and preclinical costs	€ 5,506	€ 2,473	€ 5,185
Clinical costs	9,169	5,919	3,409
Other R&D costs	4,263	3,635	2,216
Total other R&D costs	€ 18,938	€ 12,027	€ 10,810